Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Schedule of Inventories

Inventories are summarized as follows (in thousands):

	March 31, 2024	December 31, 2023
Food, treats and supplements	$5,056	$6,296
Inventory packaging and supplies	1,113	1,166
Total Inventories	6,169	7,462
Inventory reserve	(968)	(851)
Inventories, net	$5,201	$6,611

Inventories are summarized as follows (in thousands):

	December 31, 2023	December 31, 2022
Food, treats and supplements	$6,296	$10,212
Inventory packaging and supplies	1,166	1,699
Total Inventories	7,462	11,911
Inventory reserve	(851)	(1,654)
Inventories, net	$6,611	$10,257